Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information
16.	Segment Information

The Group operates as one operating segment and reportable segment. The Group’s chief operating decision maker (“CODM”) is the Co-CEO who reviews financial information presented on a consolidated basis.

The measures used by CODM to assess performance and make operating decisions are the net revenues and net income (loss) as reported on the Group’s consolidated statements of comprehensive income (loss). The CODM uses performance measures to monitor operating forecast versus actual results and determine how to allocate resources of the Group as a whole. Further, the CODM reviews and utilizes cost of revenues to manage the Group’s operation.

As of December 31, 2024 and 2025, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments are presented.

16.	Segment Information (Continued)

The following table presents selected financial information with respect to the Group’s single operating segment for the years ended December 31, 2023, 2024 and 2025:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Net Revenues (1)	5,530,404,557	4,270,825,456	3,818,851,679
Less: Cost of revenues
Revenue sharing fees and content costs	(3,878,385,035)	(3,363,122,749)	(2,792,249,793)
Other costs (2)	(967,986,229)	(583,870,225)	(537,075,543)
Total cost of revenues	(4,846,371,264)	(3,946,992,974)	(3,329,325,336)
Gross profit	684,033,293	323,832,482	489,526,343
Operating (expense) income
Sales and marketing expenses	(351,726,623)	(311,140,438)	(234,482,022)
General and administrative expenses	(237,755,845)	(204,428,800)	(137,656,630)
Research and development expenses	(276,935,538)	(181,676,080)	(121,058,278)
Other operating income (expense), net	32,314,541	(200,174,118)	8,426,888
Impairment of goodwill	(13,966,789)	—	—
Total operating expenses	(848,070,254)	(897,419,436)	(484,770,042)
(Loss) income from operations	(164,036,961)	(573,586,954)	4,756,301
Other (expenses) income, net	(52,873,716)	21,898,241	(67,314,858)
Interest income	284,982,128	263,052,300	64,330,349
Foreign exchange gain (loss), net	125,893	1,233,807	(517,288)
Income (loss) before income taxes and share of loss in equity method investments	68,197,344	(287,402,606)	1,254,504
Income tax expense	(1,068,958)	(15,406,551)	(28,408,570)
Share of loss in equity method investments	(31,610,752)	(4,001,129)	(1,927,859)
Net income (loss)	35,517,634	(306,810,286)	(29,081,925)
(1)	98.5%, 99.4% and 99.9% of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025, respectively, were generated from the PRC.
(2)	Other costs include bandwidth costs and others.